Long-Term Debt (Narrative) (Details) (ITALY [Member], EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ITALY [Member]
Initial Amount	€ 242,000	€ 404,000
Interest rate	€ 4.5	€ 1.9